TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Total current taxes	$ 800	$ 1,164	$ 573
Total deferred taxes	1,694	544	734
Total income taxes	2,494	1,708	1,307
Domestic
Income Tax Disclosure [Line Items]
Total current taxes	103	153	92
Total deferred taxes	0	0	0
Foreign
Income Tax Disclosure [Line Items]
Total current taxes	697	1,011	481
Total deferred taxes	$ 1,694	$ 544	$ 734